OMB APPROVAL
OMB Number: 3235-0582
Expires: March 31, 2018
Estimated average burden hours per response 7.2

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: July 31

Date of reporting period: August 13, 2015 (inception date) - June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Falcon Focus SCV Fund
Proxy Voting Record for the Period 8/13/2015 (Inception) - 6/30/2016

Issuer's Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Matter Identification	Proposal Type	Voted	Vote Cast	For/Against Management
BOFI Holding, Inc.	BOFI	05566U108	22-Oct-15	Elect as Director Mr. Garrabrants	Management	Yes	For	For
BOFI Holding, Inc.	BOFI	05566U108	22-Oct-15	Elect as Director Mr. Grinberg	Management	Yes	For	For
BOFI Holding, Inc.	BOFI	05566U108	22-Oct-15	Elect as Director Mr. Dada	Management	Yes	For	For
BOFI Holding, Inc.	BOFI	05566U108	22-Oct-15	Approve Amendment to Cert of Incorp to increase authorized shares from 50 mil to 150 mil and to accommodate a 4-1 stock split	Management	Yes	Against	Against
BOFI Holding, Inc.	BOFI	05566U108	22-Oct-15	Ratification of BDO USA, LLP as Auditor	Management	Yes	For	For

META Financial	CASH	59100U108	25-Jan-16	Elect Director Mr. Haahr	Management	Yes	For	For
META Financial	CASH	59100U108	25-Jan-16	Elect Director Mr. Hanson	Management	Yes	For	For
META Financial	CASH	59100U108	25-Jan-16	Elect Director Ms. Hoople	Management	Yes	For	For
META Financial	CASH	59100U108	25-Jan-16	Advisory Vote on Officer Pay	Management	Yes	Against	Against
META Financial	CASH	59100U108	25-Jan-16	Amendment to Increase Shares	Management	Yes	Against	Against
META Financial	CASH	59100U108	25-Jan-16	Amendment to add new class of non-voting shares	Management	Yes	Against	Against

Schnitzer Steel Industries, Inc	SCHN	806882106	27-Jan-16	Elect as a Director Mr. Sutherlin	Management	Yes	For	For
Schnitzer Steel Industries, Inc	SCHN	806882106	27-Jan-16	Elect as a Director Mr. Jahnke	Management	Yes	For	For
Schnitzer Steel Industries, Inc	SCHN	806882106	27-Jan-16	Elect as a Director Mr. Larsson	Management	Yes	For	For
Schnitzer Steel Industries, Inc	SCHN	806882106	27-Jan-16	To Vote on an Advisory Resolution for Executive Compensation	Management	Yes	Against	Against
Schnitzer Steel Industries, Inc	SCHN	806882106	27-Jan-16	To Ratify Price Waterhouse Coopers as Auditor	Management	Yes	For	For

Oshkosh Corp	OSK	688239201	02-Feb-16	Elect as a Director Mr. Allman	Management	Yes	For	For
Oshkosh Corp	OSK	688239201	02-Feb-16	Elect as a Director Mr. Donnelly	Management	Yes	For	For
Oshkosh Corp	OSK	688239201	02-Feb-16	Elect as a Director Mr. Hamilton	Management	Yes	For	For
Oshkosh Corp	OSK	688239201	02-Feb-16	Elect as a Director Mr. Jones	Management	Yes	For	For
Oshkosh Corp	OSK	688239201	02-Feb-16	Elect as a Director Ms. Kenne	Management	Yes	For	For
Oshkosh Corp	OSK	688239201	02-Feb-16	Elect as a Director Mr. Mizell	Management	Yes	For	For
Oshkosh Corp	OSK	688239201	02-Feb-16	Elect as a Director Mr. Newlin	Management	Yes	For	For
Oshkosh Corp	OSK	688239201	02-Feb-16	Elect as a Director Mr. Omtvedt	Management	Yes	For	For
Oshkosh Corp	OSK	688239201	02-Feb-16	Elect as a Director Mr. Palmer	Management	Yes	For	For
Oshkosh Corp	OSK	688239201	02-Feb-16	Elect as a Director Mr. Shiely	Management	Yes	For	For
Oshkosh Corp	OSK	688239201	02-Feb-16	Elect as a Director Mr. Sim	Management	Yes	For	For
Oshkosh Corp	OSK	688239201	02-Feb-16	Elect as a Director Mr. Wallace	Management	Yes	For	For
Oshkosh Corp	OSK	688239201	02-Feb-16	Ratification of Deloitte & Touche as Auditor for FY 2016	Management	Yes	For	For
Oshkosh Corp	OSK	688239201	02-Feb-16	Approve as Advisory Vote the Compensation of Company Officers	Management	Yes	Against	Against
Oshkosh Corp	OSK	688239201	02-Feb-16	Shareholder Proposal on Proxy Access if Properly Presented	Shareholder	Yes	Against	Against

Sally Beauty Holdings	SBH	79546E104	02-Feb-16	Elect as a Director Ms. Bell	Management	Yes	For	For
Sally Beauty Holdings	SBH	79546E104	02-Feb-16	Elect as a Director Mr. Brickman	Management	Yes	For	For
Sally Beauty Holdings	SBH	79546E104	02-Feb-16	Elect as a Director Mr. Eisenberg	Management	Yes	For	For
Sally Beauty Holdings	SBH	79546E104	02-Feb-16	Elect as a Director Mr. McMaster	Management	Yes	For	For
Sally Beauty Holdings	SBH	79546E104	02-Feb-16	Elect as a Director Mr. Miller	Management	Yes	For	For
Sally Beauty Holdings	SBH	79546E104	02-Feb-16	Elect as a Director Ms. Mulder	Management	Yes	For	For
Sally Beauty Holdings	SBH	79546E104	02-Feb-16	Elect as a Director Mr. Rabin	Management	Yes	For	For
Sally Beauty Holdings	SBH	79546E104	03-Feb-16	Ratification of KPMG LLP as the Auditor	Management	Yes	For	For

Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director Mr. Brooks	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director Mr. Einhorn	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director Mr. Goldberg	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director Mr. Hedges	Management	Yes	Against	Against
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director Mr. Isaacs	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director Mr. Lackner	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director Mr. Murphy	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director Mr. Platt	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director of Greenlight Reinsurance, LTD: Mr. Brooks	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director of Greenlight Reinsurance, LTD: Mr. Einhorn	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director of Greenlight Reinsurance, LTD: Mr. Goldberg	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director of Greenlight Reinsurance, LTD: Mr. Hedges	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director of Greenlight Reinsurance, LTD: Mr. Isaacs	Management	Yes	Against	Against
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director of Greenlight Reinsurance, LTD: Mr. Lackner	Management	Yes	Against	Against
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director of Greenlight Reinsurance, LTD: Mr. Murphy	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	Elect Director of Greenlight Reinsurance, LTD: Mr. Platt	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	ELECTION OF DIRECTOR OF GREENLIGHT REINSURANCE IRELAND, DESIGNATED ACTIVITY COMPANY: PHILIP HARKIN	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	ELECTION OF DIRECTOR OF GREENLIGHT REINSURANCE IRELAND, DESIGNATED ACTIVITY COMPANY: BARTON HEDGES	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	ELECTION OF DIRECTOR OF GREENLIGHT REINSURANCE IRELAND, DESIGNATED ACTIVITY COMPANY: FRANK LACKNER	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	ELECTION OF DIRECTOR OF GREENLIGHT REINSURANCE IRELAND, DESIGNATED ACTIVITY COMPANY: BRENDAN TUOHY	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16	TO CONSIDER AND VOTE UPON A PROPOSAL TO RATIFY THE APPOINTMENT OF BDO USA, LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.	Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16
TO CONSIDER AND VOTE UPON A
PROPOSAL TO RATIFY THE APPOINTMENT
OF BDO CAYMAN LTD. AS THE
INDEPENDENT AUDITORS OF GREENLIGHT
REINSURANCE, LTD. FOR THE FISCAL
YEAR ENDING DECEMBER 31, 2016, WHICH,
PURSUANT TO THE ARTICLES, IS
REQUIRED TO BE CONSIDERED BY THE
 SHAREHOLDERS OF THE COMPANY.
					Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16
TO CONSIDER AND VOTE UPON A
PROPOSAL TO RATIFY THE APPOINTMENT
OF BDO, REGISTERED AUDITORS IN
IRELAND AS THE INDEPENDENT AUDITORS
OF GREENLIGHT REINSURANCE IRELAND,
DESIGNATED ACTIVITY COMPANY, FOR THE
FISCAL YEAR ENDING DECEMBER 31, 2016,
WHICH, PURSUANT TO THE ARTICLES, IS
REQUIRED TO BE CONSIDERED BY THE
 SHAREHOLDERS OF THE COMPANY.
					Management	Yes	For	For
Greenlight Capital Re., LTD	GLRE	39304D102	27-Apr-16
TO CONSIDER AND CAST A NONBINDING
ADVISORY VOTE ON A RESOLUTION
APPROVING THE COMPENSATION OF THE
COMPANY'S EXECUTIVE OFFICERS
PURSUANT TO THE COMPENSATION
DISCLOSURE RULES OF THE SECURITIES
AND EXCHANGE COMMISSION, OR "SAYONPAY"
 VOTE.
					Management	Yes	For	For

Fox Factory Holdings	FFOX	35138V102	05-May-16	Elect as Director Larry Enterline	Management	Yes	For	For
Fox Factory Holdings	FFOX	35138V102	05-May-16	Elect as Director Robert Fox Jr.	Management	Yes	For	For
Fox Factory Holdings	FFOX	35138V102	05-May-16	Elect as Director Mr. Sabo	Management	Yes	For	For
Fox Factory Holdings	FFOX	35138V102	05-May-16	Ratify Grant Thornton LLP as Auditor	Management	Yes	For	For

Franklin Electric	FELE	353514102	06-May-16	Elect Director Ms. Sherman	Management	Yes	For	For
Franklin Electric	FELE	353514102	06-May-16	Elect Director Ms. Peterson	Management	Yes	For	For
Franklin Electric	FELE	353514102	06-May-16	Ratify Appt of Deloitte & Touche as Auditors	Management	Yes	For	For
Franklin Electric	FELE	353514102	06-May-16	Advisory Vote on Officer Pay	Management	Yes	For	For

Greendot Corp	GDOT	39304D102	23-May-16	Elect Director Mr. Greenleaf	Management	Yes	Against	Against
Greendot Corp	GDOT	39304D102	23-May-16	Elect Director Mr. Moritz	Management	Yes	Against	Against
Greendot Corp	GDOT	39304D102	23-May-16	Elect Director Mr Streit	Management	Yes	Against	Against
Greendot Corp	GDOT	39304D102	23-May-16	Ratification of Ernst & Young as Auditors	Management	Yes	For	For
Greendot Corp	GDOT	39304D102	23-May-16	To consider and vote on a stockholder proposal to adopt a majority voting standard in uncontested director elections, if properly presented	Shareholder	Yes	Against	Against

Dreamworks Animation	DWA	26153C103	02-Jun-16	Elect as Director Mr. Katzenberg	Management	Yes	For	For
Dreamworks Animation	DWA	26153C103	02-Jun-16	Elect as Director Ms. Hobson	Management	Yes	For	For
Dreamworks Animation	DWA	26153C103	02-Jun-16	Elect as Director Mr. Brittenham	Management	Yes	For	For
Dreamworks Animation	DWA	26153C103	02-Jun-16	Elect as Director Mr. Freston	Management	Yes	For	For
Dreamworks Animation	DWA	26153C103	02-Jun-16	Elect as Director Mr. Montgomery	Management	Yes	For	For
Dreamworks Animation	DWA	26153C103	02-Jun-16	Elect as Director Mr. Grainge	Management	Yes	For	For
Dreamworks Animation	DWA	26153C103	02-Jun-16	Elect as Director Mr. Kilar	Management	Yes	For	For
Dreamworks Animation	DWA	26153C103	02-Jun-16	Elect as Director Ms. Wilderotter	Management	Yes	For	For
Dreamworks Animation	DWA	26153C103	02-Jun-16	Ratify Price Waterhouse Coopers as Auditor	Management	Yes	For	For
Dreamworks Animation	DWA	26153C103	02-Jun-16	Approve Adoption of Second Amended and Restated Omnibus Incentive Compensation Plan	Management	Yes	Against	Against
Dreamworks Animation	DWA	26153C103	02-Jun-16	Conduct Advisory Vote on Executive Compensation	Management	Yes	Against	Against
Dreamworks Animation	DWA	26153C103	02-Jun-16	Conduct Other Business as May be Properly Presented	Management	Yes	Against	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President

Date	August 12, 2016

* Print the name and title of each signing officer under his or her signature.